UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02349

Morgan Stanley Income Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	June 30, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities Inc.

Portfolio of Investments • June 30, 2017 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (94.2%)
	Basic Materials (4.5%)
$845	Barrick Gold Corp. (Canada)	4.10%		05/01/23	$915,377
775	Eastman Chemical Co.	3.80		03/15/25	798,830
725	EI du Pont de Nemours & Co.	2.20		05/01/20	729,232
375	Eldorado Gold Corp. (Canada)(a)	6.125		12/15/20	385,781
125	Goldcorp, Inc. (Canada)	5.45		06/09/44	139,579
1,050	International Paper Co.	3.00		02/15/27	1,012,609
600	LyondellBasell Industries N.V.	4.625		02/26/55	590,323
495	NOVA Chemicals Corp. (Canada)(a)	5.25		08/01/23	510,469
925	Sherwin-Williams Co. (The)	2.75		06/01/22	925,501
908	Southern Copper Corp. (Mexico)	7.50		07/27/35	1,126,951
690	Vale Overseas Ltd. (Brazil)	6.875		11/21/36	743,475
					7,878,127
	Communications (15.1%)
625	21st Century Fox America, Inc.	6.15		02/15/41	791,552
670	21st Century Fox America, Inc.	6.40		12/15/35	851,573
900	Alibaba Group Holding Ltd. (China)	2.50		11/28/19	907,499
254	Altaba, Inc.	0.00	(b)	12/01/18	289,401
350	Amazon.com, Inc.	3.80		12/05/24	373,472
200	Amazon.com, Inc.	4.95		12/05/44	236,631
1,050	AT&T, Inc.	4.25		03/01/27	1,087,752
2,769	AT&T, Inc.	4.50		03/09/48	2,601,315
700	AT&T, Inc.	5.15		03/15/42	717,345
400	Baidu, Inc. (China)	2.75		06/09/19	404,938
350	CBS Corp.	4.90		08/15/44	368,965
1,925	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908		07/23/25	2,083,000
550	Charter Communications Operating LLC/Charter Communications Operating Capital	6.484		10/23/45	662,445
500	Ctrip.com International Ltd. (China)(a)	1.25		09/15/22	541,562
620	Deutsche Telekom International Finance BV (Germany)	8.75		06/15/30	921,525
325	DISH DBS Corp.	5.875		11/15/24	347,984
550	eBay, Inc.	2.50		03/09/18	553,269
225	Netflix, Inc. (a)	4.375		11/15/26	225,000
350	Omnicom Group, Inc.	3.60		04/15/26	352,796
131	Omnicom Group, Inc.	3.65		11/01/24	134,547
900	Ooredoo International Finance Ltd. (Qatar)(a)	3.25		02/21/23	889,042
525	Priceline Group, Inc. (The)	0.90		09/15/21	602,437
425	Shutterfly, Inc.	0.25		05/15/18	425,797
300	Sprint Corp.	7.125		06/15/24	334,500
250	Telefonica Emisiones SAU (Spain)	4.103		03/08/27	258,802
750	Telefonica Europe BV (Spain)	8.25		09/15/30	1,054,479
400	Telenor East Holding II AS, Series VIP (Norway)	0.25		09/20/19	441,160
2,300	Time Warner, Inc.	3.80		02/15/27	2,320,081
1,703	Verizon Communications, Inc.	4.672		03/15/55	1,601,137
2,153	Verizon Communications, Inc.	5.012		08/21/54	2,134,749
575	Viacom, Inc.	5.85		09/01/43	623,073
400	Viavi Solutions, Inc.	0.625		08/15/33	443,750
650	Vodafone Group PLC (United Kingdom)	4.375		02/19/43	644,329
					26,225,907
	Consumer Discretionary (0.8%)
1,413	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36		09/20/21	1,428,896

	Consumer, Cyclical (7.0%)
244	American Airlines Pass-Through Trust	3.20		06/15/28	241,966

351	American Airlines Pass-Through Trust	4.00		07/15/25	367,558
605	British Airways Pass-Through Trust (United Kingdom)(a)	4.625		06/20/24	652,760
225	Darden Restaurants, Inc.	3.85		05/01/27	229,065
175	Darden Restaurants, Inc.	6.80		10/15/37	224,216
850	Delphi Automotive PLC (United Kingdom)	3.15		11/19/20	868,982
775	Delta Air Lines, Inc.	3.625		03/15/22	796,446
350	Dollar General Corp.	1.875		04/15/18	350,321
500	Dollar General Corp.	3.25		04/15/23	509,914
925	Ford Motor Co.	4.75		01/15/43	896,118
550	Ford Motor Credit Co., LLC	3.096		05/04/23	544,125
300	Ford Motor Credit Co., LLC	3.20		01/15/21	304,751
600	General Motors Co.	6.60		04/01/36	697,109
125	General Motors Co.	6.75		04/01/46	148,763
625	General Motors Financial Co., Inc.	3.95		04/13/24	634,792
259	Hanesbrands, Inc. (a)	4.875		05/15/26	264,180
975	Macy’s Retail Holdings, Inc.	2.875		02/15/23	895,072
425	McDonald’s Corp., MTN	3.70		01/30/26	440,926
225	McDonald’s Corp., MTN	4.60		05/26/45	243,556
675	RH (a)	0.00	(b)	06/15/19	617,625
225	Tesla, Inc.	0.25		03/01/19	257,625
425	Under Armour, Inc.	3.25		06/15/26	398,987
417	United Airlines Pass-Through Trust, Class A	4.30		08/15/25	443,774
225	Walgreen Co.	4.40		09/15/42	226,140
400	Walgreens Boots Alliance, Inc.	3.45		06/01/26	399,914
225	Walgreens Boots Alliance, Inc.	3.80		11/18/24	234,049
250	ZF North America Capital, Inc. (Germany)(a)	4.50		04/29/22	263,438
					12,152,172
	Consumer, Non-Cyclical (10.5%)
1,050	Abbott Laboratories	3.40		11/30/23	1,076,369
600	Abbott Laboratories	4.90		11/30/46	663,520
375	AbbVie, Inc.	4.40		11/06/42	385,636
325	AbbVie, Inc.	4.70		05/14/45	346,717
198	Allergan Funding SCS	4.75		03/15/45	214,574
924	Amgen, Inc.	4.663		06/15/51	982,910
400	Anheuser-Busch InBev Finance, Inc. (Belgium)	4.90		02/01/46	453,262
425	Baxalta, Inc.	5.25		06/23/45	499,967
375	Becton Dickinson and Co.	2.894		06/06/22	376,594
415	Becton Dickinson and Co.	3.734		12/15/24	422,462
350	Becton Dickinson and Co.	4.669		06/06/47	365,328
675	Boston Scientific Corp.	3.85		05/15/25	699,019
270	BRF SA (Brazil)(a)	3.95		05/22/23	261,644
500	Celgene Corp.	3.875		08/15/25	523,059
325	Cencosud SA (Chile)(a)	6.625		02/12/45	355,535
275	Express Scripts Holding Co.	4.50		02/25/26	291,958
250	Express Scripts Holding Co.	4.80		07/15/46	255,285
400	Grupo Bimbo SAB de CV (Mexico)(a)	3.875		06/27/24	412,870
475	Humana, Inc.	3.95		03/15/27	496,000
507	Illumina, Inc.	0.00	(b)	06/15/19	514,605
250	Kellogg Co.	3.25		04/01/26	249,748
425	Kraft Heinz Foods Co.	6.50		02/09/40	533,398
585	Kraft Heinz Foods Co.	6.875		01/26/39	754,756
425	Mead Johnson Nutrition Co.	3.00		11/15/20	436,160
1,075	Molson Coors Brewing Co.	2.10		07/15/21	1,058,139
550	Molson Coors Brewing Co. (a)	2.25		03/15/20	550,366
525	Mylan N.V.	3.95		06/15/26	532,924
175	Reynolds American, Inc.	5.85		08/15/45	215,144
1,450	Teva Pharmaceutical Finance Netherlands III BV (Israel)	3.15		10/01/26	1,379,756
525	Thermo Fisher Scientific, Inc.	2.95		09/19/26	511,522
350	Transurban Finance Co., Pty Ltd. (Australia)(a)	3.375		03/22/27	342,531
415	Transurban Finance Co., Pty Ltd. (Australia)(a)	4.125		02/02/26	431,475
300	Tyson Foods, Inc.	2.65		08/15/19	303,932

325	Tyson Foods, Inc.	4.875		08/15/34	356,613
990	WM Wrigley Jr. Co. (a)	2.90		10/21/19	1,007,061
					18,260,839
	Diversified (0.1%)
200	Alfa SAB de CV (Mexico)(a)	5.25		03/25/24	215,500

	Energy (9.4%)
600	Anadarko Petroleum Corp.	6.20		03/15/40	687,337
325	Anadarko Petroleum Corp.	6.45		09/15/36	383,670
900	APT Pipelines Ltd. (Australia)(a)	4.20		03/23/25	930,570
215	BG Energy Capital PLC (United Kingdom)(a)	5.125		10/15/41	240,725
675	Buckeye Partners LP	4.15		07/01/23	694,096
675	Cimarex Energy Co.	3.90		05/15/27	680,046
212	DCP Midstream Operating LP (a)	5.35		03/15/20	221,540
625	Enable Midstream Partners LP	3.90		05/15/24	620,727
375	Endeavor Energy Resources LP/EER Finance, Inc. (a)	7.00		08/15/21	389,531
775	Energy Transfer LP	6.50		02/01/42	868,470
569	Energy Transfer LP	6.125		12/15/45	618,014
875	Enterprise Products Operating LLC	5.95		02/01/41	1,040,092
175	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.00		12/01/24	161,875
875	Kinder Morgan Energy Partners LP	5.00		03/01/43	847,106
1,025	Kinder Morgan, Inc.	3.05		12/01/19	1,043,391
200	Kinder Morgan, Inc.	5.55		06/01/45	212,709
475	Kinder Morgan, Inc. (a)	5.625		11/15/23	526,248
400	MPLX LP	4.00		02/15/25	403,360
100	MPLX LP	4.875		06/01/25	106,209
300	MPLX LP	5.20		03/01/47	310,135
250	Noble Energy, Inc.	5.05		11/15/44	257,707
275	Phillips 66	5.875		05/01/42	333,430
125	Phillips 66 Partners LP	4.68		02/15/45	120,188
365	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	405,996
850	Sabine Pass Liquefaction LLC (a)	4.20		03/15/28	860,537
600	Spectra Energy Capital LLC	7.50		09/15/38	790,253
750	Tesoro Corp. (a)	4.75		12/15/23	811,875
350	Williams Partners LP	6.30		04/15/40	406,919
600	Williams Partners LP/ACMP Finance Corp.	4.875		05/15/23	624,072
700	Woodside Finance Ltd. (Australia)(a)	3.70		09/15/26	690,609
					16,287,437
	Finance (32.7%)
700	ABN Amro Bank N.V. (Netherlands)(a)	4.75		07/28/25	739,369
375	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands)	3.50		05/26/22	385,265
495	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands)	3.75		05/15/19	508,658
450	Air Lease Corp.	2.625		07/01/22	446,530
375	Air Lease Corp.	3.375		06/01/21	385,305
375	Alexandria Real Estate Equities, Inc.	3.95		01/15/27	382,674
400	Ally Financial, Inc.	4.25		04/15/21	415,000
450	American International Group, Inc.	4.50		07/16/44	459,373
400	American International Group, Inc.	4.875		06/01/22	439,384
465	American Tower Corp.	3.50		01/31/23	477,497
525	AvalonBay Communities, Inc., Series G	2.95		05/11/26	512,259
1,675	Bank of America Corp.	4.244	(c)	04/24/38	1,745,275
935	Bank of America Corp., MTN	4.00		01/22/25	952,207
700	Bank of America Corp., MTN	4.20		08/26/24	727,344
1,775	Bank of America Corp., Series G	3.50		04/19/26	1,784,393
775	BBVA Bancomer SA (Mexico)(a)	6.50		03/10/21	857,344
650	BNP Paribas SA (France)(a)	3.80		01/10/24	677,899
550	Boston Properties LP	3.65		02/01/26	557,564
185	Boston Properties LP	3.80		02/01/24	192,191
825	BPCE SA (France)(a)	5.15		07/21/24	882,708

500	Brighthouse Financial, Inc. (a)	3.70		06/22/27	494,946
675	Brixmor Operating Partnership LP	4.125		06/15/26	672,328
300	Brookfield Finance LLC (Canada)	4.00		04/01/24	308,175
600	Brookfield Finance, Inc. (Canada)	4.25		06/02/26	617,359
400	Capital One Financial Corp.	2.50		05/12/20	402,000
1,400	Capital One Financial Corp.	3.20		02/05/25	1,372,693
2,950	Citigroup, Inc.	3.887	(c)	01/10/28	3,001,539
800	Citigroup, Inc.	4.45		09/29/27	833,040
220	Citigroup, Inc.	6.675		09/13/43	294,621
475	Citizens Bank NA, MTN	2.55		05/13/21	475,687
385	CNA Financial Corp.	7.35		11/15/19	430,468
400	Colony NorthStar, Inc.	5.00		04/15/23	421,000
625	Credit Agricole SA (France)(a)	3.875		04/15/24	659,459
1,275	Credit Suisse Group AG (Switzerland)(a)	3.574		01/09/23	1,307,892
650	Credit Suisse Group Funding Guernsey Ltd. (Switzerland)	4.55		04/17/26	691,746
500	Crown Castle International Corp.	3.40		02/15/21	513,849
475	Crown Castle International Corp.	4.45		02/15/26	505,412
250	CubeSmart LP	3.125		09/01/26	238,023
320	Discover Bank	7.00		04/15/20	355,409
420	Discover Financial Services	3.85		11/21/22	430,648
375	Discover Financial Services	3.95		11/06/24	381,393
138	ERP Operating LP	4.625		12/15/21	149,259
500	Express Scripts Holding Co.	3.50		06/15/24	505,115
450	Extra Space Storage LP (a)	3.125		10/01/35	481,781
375	Federal Realty Investment Trust	3.625		08/01/46	338,605
300	First Republic Bank	2.375		06/17/19	301,757
1,375	Five Corners Funding Trust (a)	4.419		11/15/23	1,478,649
1,495	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,944,117
350	Goldman Sachs Group, Inc. (The), MTN	4.80		07/08/44	389,023
375	Guardian Life Insurance Co. of America (The) (a)	4.85		01/24/77	398,297
795	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	827,081
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	408,597
575	HSBC Holdings PLC (United Kingdom)	4.041	(c)	03/13/28	596,288
440	HSBC Holdings PLC (United Kingdom)	4.25		03/14/24	455,846
350	ING Bank N.V. (Netherlands)(a)	5.80		09/25/23	395,739
200	ING Groep N.V. (Netherlands)	6.00	(c)	04/16/20(d)	205,000
425	Intesa Sanpaolo SpA (Italy)	3.875		01/16/18	428,987
450	Intesa Sanpaolo SpA (Italy)(a)	5.71		01/15/26	475,929
2,050	JPMorgan Chase & Co.	4.125		12/15/26	2,127,510
825	LeasePlan Corp. N.V. (Netherlands)(a)	2.875		01/22/19	827,926
325	Liberty Mutual Group, Inc. (a)	4.85		08/01/44	350,045
425	Lincoln National Corp.	7.00		06/15/40	572,616
500	Lloyds Banking Group PLC (United Kingdom)	3.10		07/06/21	508,358
365	Macquarie Bank Ltd. (Australia)(a)	6.625		04/07/21	411,676
200	Massachusetts Mutual Life Insurance Co. (a)	4.50		04/15/65	202,896
150	MetLife, Inc.	5.70		06/15/35	185,228
400	Nationwide Building Society (United Kingdom)(a)	3.90		07/21/25	418,783
750	Nationwide Building Society (United Kingdom)(a)	6.25		02/25/20	826,144
450	Northern Trust Corp.	3.375	(c)	05/08/32	450,367
500	PNC Financial Services Group, Inc. (The)	3.90		04/29/24	522,964
790	Prudential Financial, Inc.	5.625	(c)	06/15/43	869,000
285	Prudential Financial, Inc., MTN	6.625		12/01/37	381,405
550	Realty Income Corp.	3.25		10/15/22	558,930
250	Realty Income Corp.	4.65		08/01/23	270,765
875	Royal Bank of Scotland Group PLC (United Kingdom)	3.875		09/12/23	894,694
750	Santander UK Group Holdings PLC (United Kingdom)	3.571		01/10/23	767,863
850	Santander UK PLC (United Kingdom)(a)	5.00		11/07/23	914,105
400	Spirit Realty Capital, Inc.	3.75		05/15/21	397,752
975	Standard Chartered PLC (United Kingdom)(a)	2.10		08/19/19	971,916
1,125	Swedbank AB (Sweden)(a)	2.80		03/14/22	1,141,056

775	Synchrony Bank	3.00		06/15/22	772,384
250	TD Ameritrade Holding Corp.	3.30		04/01/27	249,995
450	TD Ameritrade Holding Corp.	3.625		04/01/25	466,087
750	Toronto-Dominion Bank (The) (Canada)	3.625	(c)	09/15/31	745,364
850	UBS Group Funding Switzerland AG (Switzerland)(a)	3.491		05/23/23	870,610
475	WEA Finance LLC/Westfield UK & Europe Finance PLC (a)	3.25		10/05/20	483,752
525	Wells Fargo & Co.	3.00		10/23/26	511,839
425	Wells Fargo & Co.	3.069		01/24/23	431,227
					56,819,253
	Industrials (4.5%)
750	Brambles USA, Inc. (Australia)(a)	4.125		10/23/25	770,552
385	Burlington Northern Santa Fe LLC	4.55		09/01/44	427,780
1,100	CSX Corp.	2.60		11/01/26	1,063,240
265	Embraer Netherlands Finance BV (Brazil)	5.40		02/01/27	277,256
500	FedEx Corp.	3.20		02/01/25	506,880
400	Harris Corp.	4.854		04/27/35	439,292
810	Heathrow Funding Ltd. (United Kingdom)(a)	4.875		07/15/21	873,484
300	Johnson Controls International PLC	3.90		02/14/26	314,668
625	Koninklijke Philips N.V. (Netherlands)	3.75		03/15/22	659,567
1,575	Lockheed Martin Corp.	3.55		01/15/26	1,634,946
340	MasTec, Inc.	4.875		03/15/23	340,850
500	Thermo Fisher Scientific, Inc.	4.15		02/01/24	533,977
					7,842,492
	Technology (2.0%)
400	Akamai Technologies, Inc.	0.00	(b)	02/15/19	392,252
675	Dell International LLC/EMC Corp. (a)	8.10		07/15/36	850,641
425	Hewlett Packard Enterprise Co.	4.90		10/15/25	446,308
425	Nuance Communications, Inc.	1.00		12/15/35	411,719
400	ON Semiconductor Corp.	1.00		12/01/20	417,000
925	QUALCOMM, Inc.	2.60		01/30/23	922,338
					3,440,258
	Utilities (7.6%)
325	Appalachian Power Co.	3.40		06/01/25	334,337
325	Appalachian Power Co.	7.00		04/01/38	451,431
300	Black Hills Corp.	3.15		01/15/27	290,660
295	CMS Energy Corp.	5.05		03/15/22	324,812
170	CMS Energy Corp.	6.25		02/01/20	187,250
450	Duke Energy Corp.	2.65		09/01/26	428,238
975	EDP Finance BV (Portugal)(a)	3.625		07/15/24	968,848
350	Enel Finance International N.V. (Italy)(a)	6.00		10/07/39	417,598
210	Enel SpA (Italy)(a)	8.75	(c)	09/24/73	250,425
325	Entergy Arkansas, Inc.	3.50		04/01/26	335,897
300	Entergy Gulf States Louisiana LLC	6.00		05/01/18	310,724
2,400	Exelon Generation Co., LLC	4.00		10/01/20	2,505,823
475	Fortis, Inc., Series WI (Canada)	2.10		10/04/21	465,705
250	GNL Quintero SA (Chile)(a)	4.634		07/31/29	260,000
150	Monongahela Power Co. (a)	5.40		12/15/43	182,858
350	NextEra Energy Capital Holdings, Inc.	3.55		05/01/27	356,278
350	Oncor Electric Delivery Co., LLC	2.95		04/01/25	350,015
350	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	354,137
540	Puget Energy, Inc.	6.50		12/15/20	604,100
900	Sempra Energy	3.55		06/15/24	923,432
650	Southern Power Co., Series 15B	2.375		06/01/20	651,871
23	Toledo Edison Co. (The)	7.25		05/01/20	25,423
850	Trans-Allegheny Interstate Line Co. (a)	3.85		06/01/25	882,922
773	TransAlta Corp. (Canada)	4.50		11/15/22	783,049
350	WEC Energy Group, Inc.	3.55		06/15/25	361,521

300	Xcel Energy, Inc.	3.30	06/01/25	303,155
				13,310,509
	Total Corporate Bonds (Cost $158,218,106)			163,861,390

	Asset-Backed Securities (1.2%)
	CVS Pass-Through Trust
1,017		6.036	12/10/28	1,148,360
672	(a)	8.353	07/10/31	867,828
	Total Asset-Backed Securities (Cost $1,698,320)			2,016,188

	Short-Term Investment (0.8%)
	U.S. Treasury Security
1,505	U.S. Treasury Bill (e)(f) (Cost $1,490,463)	1.191	04/26/18	1,490,630

	Total Investments (Cost $161,406,889) (g)(h)(i)		96.2%	167,368,208
	Other Assets in Excess of Liabilities		3.8	6,545,222
	Net Assets		100.0%	$173,913,430

MTN	Medium Term Note.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2017.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2017.

(e)	Rate shown is the yield to maturity at June 30, 2017.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(g)	Securities are available for collateral in connection with open futures contracts and swap agreements.
(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2017, the Fund did not engage in any cross-trade transactions.

(i)

At June 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,056,118 and the aggregate gross unrealized depreciation is $1,094,799, resulting in net unrealized appreciation of $5,961,319.

Futures Contracts Open at June 30, 2017:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
77	Long	U.S. Treasury 2 yr. Note, Sep-17	$16,640,422	$(23,438)
39	Long	U.S. Treasury 5 yr. Note, Sep-17	4,595,601	(10,758)
19	Long	U.S. Treasury Ultra Bond, Sep-17	3,151,625	47,301
16	Long	U.S. Treasury 30 yr. Bond, Sep-17	2,459,000	14,376
17	Short	U.S. Treasury 10 yr. Ultra Long Bond, Sep-17	(2,291,812)	2,893
59	Short	U.S. Treasury 10 yr. Note, Sep-17	(7,406,344)	5,211
		Net Unrealized Appreciation		$35,585

Credit Default Swap Agreements Open at June 30, 2017:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED DEPRECIATION	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$795	1.00%	3/20/19	$(28,100)	$15,258	$(12,842)	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.HY.27	Buy	1,361	5.00	12/20/21	(47,500)	(56,711)	(104,211)	NR
Total Credit Default Swaps		$2,156			$(75,600)	$(41,453)	$(117,053)

Interest Rate Swap Agreements Open at June 30, 2017:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	$2,300	3 Month LIBOR	Receive	2.28%	12/08/26	$(4,847)
Morgan Stanley & Co., LLC*	6,674	3 Month LIBOR	Receive	2.48	12/21/26	(125,595)
		Total Unrealized Depreciation				$(130,442)

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR	Not rated.
LIBOR	London Interbank Offered Rate.

Morgan Stanley Income Securities Inc.

Summary of Investments • June 30, 2017 (unaudited)

PORTFOLIO COMPOSITION** as of 06/30/17	Percentage of Total Investments
Corporate Bonds	97.9%
Asset-Backed Securities	1.2
Short-Term Investment	0.9
100.0%

**

Does not include open long/short futures contracts with an underlying face amount of $36,544,804 with net unrealized appreciation of $35,585. Does not include open swap agreements with total unrealized depreciation of $206,042.

Morgan Stanley Income Securities Inc.

Notes to Portfolio of Investments • June 30, 2017 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; and (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$163,861,390	$—	$163,861,390
Asset-Backed Securities	—	2,016,188	—	2,016,188
Total Fixed Income Securities	—	165,877,578	—	165,877,578
Short-Term Investment
U.S. Treasury Security	—	1,490,630	—	1,490,630
Futures Contracts	69,781	—	—	69,781
Total Assets	69,781	167,368,208	—	167,437,989
Liabilities:
Futures Contracts	(34,196)	—	—	(34,196)
Credit Default Swap Agreements	—	(75,600)	—	(75,600)
Interest Rate Swap Agreements	—	(130,442)	—	(130,442)
Total Liabilities	(34,196)	(206,042)	—	(240,238)
Total	$35,585	$167,162,166	$—	$167,197,751

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 17, 2017